Goodwill - Summary of Goodwill (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill [abstract]
As of January 1	¥ 35,343	¥ 35,343
Additions	1
As of December 31	¥ 35,344	¥ 35,343